COLLEGE RETIREMENT EQUITIES FUND
(CREF)

     SUPPLEMENT NO. 5
dated November 21, 2008
to the May 1, 2008 Statement of Additional Information (SAI)

UPDATE TO TRUSTEE AND OFFICER BIOGRAPHICAL INFORMATION

Certain biographical information for Bridget Macaskill and Jonathan Feigelson has been updated. Accordingly, the following information hereby replaces in its entirety the biographical information for Ms. Macaskill and Mr. Feigelson contained in the list of Trustees and the list of officers beginning on pages B-22 and B-23, respectively, of the SAI:

DISINTERESTED TRUSTEE

				Number of Portfolios in Fund Complex Overseen by by Trustee
Name, Address and Date of Birth	Position(s) Held with CREF	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
					Other Directorships Held by Trustees
Bridget A. Macaskill c/o Office of the Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	One-year term. Trustee since 2003.	Principal and Founder BAM Consulting LLC (since 2003); and Independent Consultant for Merrill Lynch (since 2003). Formerly, Chairman, Oppenheimer Funds, Inc. (2000-2001); and Chief Executive Officer (1995-2001); President (1991-2000); and Chief Operating Officer (1989-1995) of that firm.	61	Director, Prudential plc and International Advisory Board, British-American Business Council.

OFFICER

Name, Address and Date of Birth	Position(s) Held with CREF	Term of Office and Length of Time Served

Principal Occupation(s) During Past 5 Years
Jonathan Feigelson TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/10/62	Senior Vice President and Acting General Counsel	One-year term. Senior Vice President and Acting General Counsel since October 2008.	Senior Vice President and Acting General Counsel of TIAA, CREF, TIAA
Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds
(since October 2008); and Senior Vice President and Deputy General
Counsel of TIAA (since August 2006). Formerly, Managing Director and
General Counsel, ABN AMRO (2002—August 2006).

A11781 (11/08)